Pay vs Performance Disclosure	12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (4) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (millions) ($)	Diluted Earnings Per Share-Incentive ($)
2024	7,841,468	11,204,799	2,059,341	2,682,609	165	178	414	3.42
2023	7,181,607	10,273,145	1,815,331	2,264,810	136	155	359	3.07
2022	7,043,946	5,169,566	1,828,256	1,465,182	116	124	333	2.70
2021	6,878,950	13,593,477	1,774,558	3,098,144	139	144	287	2.31

Company Selected Measure Name	Company Diluted EPS
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Carpenter, our Chairman, President and Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
The non-CEO NEOs included in average compensation are named below by year.

2024	2023	2022	2021
Scott J. Robinson	Scott J. Robinson	Scott J. Robinson	Scott J. Robinson
Richard B. Lewis	Thomas R. Scalf	Thomas R. Scalf	Thomas R. Scalf
Thomas R. Scalf	Richard B. Lewis	Jeffrey E. Spethmann	Jeffrey E. Spethmann
Amy C. Becker	Amy C. Becker	Richard B. Lewis	Amy C. Becker
Wim Vermeersch

PEO Total Compensation Amount	$ 7,181,607	$ 7,043,946	$ 6,878,950
PEO Actually Paid Compensation Amount	$ 10,273,145	5,169,566	13,593,477
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Carpenter as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Carpenter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Carpenter’s total compensation for each year to determine the Compensation Actually Paid. For purposes of awards that provide for continued vesting upon Mr. Carpenter’s retirement, for which Mr. Carpenter has met the retirement eligibility conditions, the awards are not treated as vested until the award actually vests, which is a change from the presentation used in our proxy statement from last year; however, all years presented in the table above and the charts below have been adjusted to conform to this presentation.

Adjustments to Determine Compensation Actually Paid for CEO	2024 ($)
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,547,482)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	(2,549,106)
Increase for Fair Value of Equity Awards Granted During Current Fiscal Year that Remain Unvested as of Fiscal Year End	6,951,787
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Current Fiscal Year End of Equity Awards Granted Prior to Current Fiscal Year that Were Unvested as of Fiscal Year End	1,321,227
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted Prior to Current Fiscal Year that Vested During Current Fiscal Year	256,650
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT*	(69,745)
Total	3,363,331
* The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Non-PEO NEO Average Total Compensation Amount	$ 1,815,331	1,828,256	1,774,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,264,810	1,465,182	3,098,144
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Carpenter), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Carpenter) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Carpenter) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. For purposes of awards that provide for continued vesting upon a non-CEO NEO’s retirement when they are eligible for such treatment, the awards are not treated as vested until the award actually vests, which is a change from the presentation used in our proxy statement from last year; however, all years presented in the table above and the charts below have been adjusted to conform to this presentation.

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2024 ($)
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(486,229)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	(487,885)
Increase for Fair Value of Equity Awards Granted During Current Fiscal Year that Remain Unvested as of Fiscal Year End	1,328,848
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Current Fiscal Year End of Equity Awards Granted Prior to Current Fiscal Year that Were Unvested as of Fiscal Year End	253,847
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted Prior to Current Fiscal Year that Vested During Current Fiscal Year	48,599
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT*	(33,912)
Total	623,268
* The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Total Shareholder Return Vs Peer Group
Tabular List, Table

Diluted Earnings Per Share - Incentive
Net Sales
Return on Investment

Total Shareholder Return Amount	$ 136	116	139
Peer Group Total Shareholder Return Amount	155	124	144
Net Income (Loss)	$ 359,000,000	$ 333,000,000	$ 287,000,000
Company Selected Measure Amount | $ / shares	3.07	2.70	2.31
PEO Name	Mr. Carpenter
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group (excluding Mr. Carpenter) in the “Total” column of the SCT in each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share - Incentive
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Investment